Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (251,993)	$ (149,498)	$ (435,265)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	736,567	764,903	769,440
Provision for doubtful accounts	29,599	8,911	5,129
Foreign currency transaction (gain) loss	6,003	7,329	(1,375)
(Gain) loss on disposal of assets	338	(12,647)	846
Gain on satellite insurance recoveries	(9,618)
Share-based compensation	25,289	6,825	2,775
Deferred income taxes	(65,347)	(61,889)	(72,866)
Amortization of discount, premium, issuance costs and related costs	46,026	57,305	62,855
Interest paid-in-kind		4,949	27,291
Loss on early extinguishment of debt	368,089	73,542	326,183
Loss from previously unconsolidated affiliates			24,658
Unrealized gains on derivative financial instruments	(19,740)	(9,004)	(54,663)
Termination of third-party commitment costs and expenses		10,000
Amortization of actuarial loss and prior service credits for retirement benefits	19,613	14,506	6,690
Other non-cash items	234	(4,382)	162
Changes in operating assets and liabilities:
Receivables	16,269	(3,559)	(38,162)
Prepaid expenses and other assets	(6,117)	(1,086)	(8,889)
Accounts payable and accrued liabilities	(202,526)	15,619	25,495
Deferred revenue	49,924	124,458	296,414
Accrued retirement benefits	(29,732)	(26,627)	(20,693)
Other long-term liabilities	4,014	1,655	(128)
Net cash provided by operating activities	716,892	821,310	915,897
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(600,792)	(866,016)	(844,688)
Proceeds from sale of building, net of fees		82,415
Proceeds from insurance settlements	487,930
Payment on satellite performance incentives from insurance proceeds	(19,199)
Capital contributions to previously unconsolidated affiliates			(12,209)
Other investing activities	(2,000)		16,466
Net cash provided by (used in) investing activities	(134,061)	(783,601)	(840,431)
Cash flows from financing activities:
Repayments of long-term debt	(6,904,162)	(2,474,811)	(6,331,144)
Repayment of notes payable to former shareholders	(868)	(1,683)	(3,425)
Payment of premium on early extinguishment of debt	(311,224)	(65,920)	(171,047)
Proceeds from issuance of long-term debt	6,254,688	2,451,521	6,119,425
Debt issuance costs	(84,845)	(27,384)	(70,091)
Proceeds from initial public offering	572,500
Stock issuance costs	(26,683)
Dividends paid to preferred shareholders	(5,235)
Noncontrolling interest in New Dawn			1,734
Principal payments on deferred satellite performance incentives	(17,503)	(15,969)	(14,111)
Repurchase of redeemable noncontrolling interest		(8,744)
Capital contribution from noncontrolling interest	12,209	12,209
Dividends paid to noncontrolling interest	(8,671)	(8,838)
Other financing activities	3,271		(10,000)
Net cash provided by (used in) financing activities	(516,523)	(139,619)	(478,659)
Effect of exchange rate changes on cash and cash equivalents	(6,003)	(7,329)	1,375
Net change in cash and cash equivalents	60,305	(109,239)	(401,818)
Cash and cash equivalents, beginning of period	187,485	296,724	698,542
Cash and cash equivalents, end of period	247,790	187,485	296,724
Supplemental cash flow information:
Interest paid, net of amounts capitalized	1,249,630	1,194,419	1,196,666
Income taxes paid, net of refunds	38,784	33,103	16,143
Supplemental disclosure of non-cash investing activities:
Capitalization of deferred satellite performance incentives		82,959
Accrued capital expenditures	66,578	78,494	86,069
Restricted cash received		23,901	94,131
Restricted cash paid		$ (118,032)